Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)		Preferred Stock [Member] Convertible Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2020			$ 23,709	$ 86,300		$ 10,899,942	$ (15,832,517)	$ (363,951)	$ (28,311)	$ (5,214,828)
Balance, shares at Jun. 30, 2020			2,370,891	8,630,000
Foreign currency translation loss								(297,309)		(297,309)
Net loss							(7,037,286)		(22,915)	(7,060,201)
Issuance of common stock at initial public offering				$ 12,706		21,587,307				21,600,013
Issuance of common stock at initial public offering, shares				1,270,589
Issuance of convertible preferred shares			$ 4,393			3,290,352				3,294,745
Issuance of convertible preferred shares, shares			439,299
Series B warrants exercised to purchase common shares				$ 14,010		(14,010)
Series B warrants exercised to purchase common shares, shares				1,400,995
Conversion of convertible notes into common stock at initial public offering				$ 7,105		5,126,601				5,133,706
Conversion of convertible notes into common stock at initial public offering, shares				710,548
Issuance cost of common stock at initial public offering						(3,867,565)				(3,867,565)
Cancellation of common stock in exchange for preferred shares			$ 30,000	$ (30,000)
Cancellation of common stock in exchange for preferred shares, shares			3,000,000	(3,000,000)
Conversion of convertible preferred shares into common stock at initial public offering			$ (28,102)	$ 28,102
Conversion of convertible preferred shares into common stock at initial public offering, shares			(2,810,190)	2,810,190
Beneficial conversion feature						905,948				905,948
Series A warrants exercised to purchase common shares				$ 598		507,702				508,300
Series A warrants exercised to purchase common shares, shares				59,800
Series A and B warrants acquired						3,812				3,812
Conversion of convertible preferred shares into common shares			$ (17,000)	$ 17,000
Conversion of convertible preferred shares into common shares, shares			(1,700,000)	1,700,000
Balance at Jun. 30, 2021	[1]	$ 13,000		$ 6,791		38,569,119	(22,869,803)	(661,260)	(51,226)	15,006,621
Balance, shares at Jun. 30, 2021	[1]	1,300,000		679,106
Balance at Jun. 30, 2021			$ 13,000	$ 135,821		38,440,089	(22,869,803)	(661,260)	(51,226)	15,006,621
Balance, shares at Jun. 30, 2021			1,300,000	13,582,122
Foreign currency translation loss								(67,482)		(67,482)
Net loss							(1,432,652)		(5,188)	(1,437,840)
Series B warrants exercised to purchase common shares
Series B warrants exercised to purchase common shares, shares				20
Conversion of convertible notes into common stock at initial public offering		$ (13,000)		$ 650		12,350
Conversion of convertible notes into common stock at initial public offering, shares		(1,300,000)		65,000
Balance at Sep. 30, 2021				$ 7,441		38,581,469	(24,302,455)	(728,742)	(56,414)	13,501,299
Balance, shares at Sep. 30, 2021				744,126
Balance at Jun. 30, 2021	[1]	$ 13,000		$ 6,791		38,569,119	(22,869,803)	(661,260)	(51,226)	15,006,621
Balance, shares at Jun. 30, 2021	[1]	1,300,000		679,106
Balance at Jun. 30, 2021			$ 13,000	$ 135,821		38,440,089	(22,869,803)	(661,260)	(51,226)	15,006,621
Balance, shares at Jun. 30, 2021			1,300,000	13,582,122
Foreign currency translation loss										(57,334)
Net loss										(6,245,796)
Balance at Mar. 31, 2022				$ 7,445		38,581,465	(29,097,699)	(718,594)	(69,126)	8,703,491
Balance, shares at Mar. 31, 2022				744,495
Balance at Jun. 30, 2021	[1]	$ 13,000		$ 6,791		38,569,119	(22,869,803)	(661,260)	(51,226)	15,006,621
Balance, shares at Jun. 30, 2021	[1]	1,300,000		679,106
Balance at Jun. 30, 2021			$ 13,000	$ 135,821		38,440,089	(22,869,803)	(661,260)	(51,226)	15,006,621
Balance, shares at Jun. 30, 2021			1,300,000	13,582,122
Foreign currency translation loss								(126,875)		(126,875)
Net loss							(8,306,051)		(27,925)	(8,333,976)
Series B warrants exercised to purchase common shares				$ 78		(78)
Series B warrants exercised to purchase common shares, shares				7,782
Conversion of convertible preferred shares into common shares			$ (13,000)	$ 13,000
Conversion of convertible preferred shares into common shares, shares			(1,300,000)	1,300,000
Balance at Jun. 30, 2022				$ 7,445		38,581,465	(31,175,853)	(788,135)	(79,151)	6,545,771
Balance, shares at Jun. 30, 2022				744,495
Balance at Jun. 30, 2022				$ 148,899		38,440,011	(31,175,853)	(788,135)	(79,151)	6,545,771
Balance, shares at Jun. 30, 2022				14,889,904
Balance at Sep. 30, 2021				$ 7,441		38,581,469	(24,302,455)	(728,742)	(56,414)	13,501,299
Balance, shares at Sep. 30, 2021				744,126
Foreign currency translation loss								7,355		7,355
Net loss							(3,459,998)		(3,825)	(3,463,823)
Balance at Dec. 31, 2021				$ 7,441		38,581,469	(27,762,453)	(721,387)	(60,239)	10,044,831
Balance, shares at Dec. 31, 2021				744,126
Foreign currency translation loss								2,793		2,793
Net loss							(1,335,246)		(8,887)	(1,344,133)
Series B warrants exercised to purchase common shares				$ 4		(4)
Series B warrants exercised to purchase common shares, shares				369
Balance at Mar. 31, 2022				$ 7,445		38,581,465	(29,097,699)	(718,594)	(69,126)	8,703,491
Balance, shares at Mar. 31, 2022				744,495
Balance at Jun. 30, 2022				$ 7,445		38,581,465	(31,175,853)	(788,135)	(79,151)	6,545,771
Balance, shares at Jun. 30, 2022				744,495
Foreign currency translation loss								(135,559)		(135,559)
Net loss							(1,208,293)		(5,785)	(1,214,078)
Balance at Sep. 30, 2022				$ 7,445		38,581,465	(32,384,146)	(923,694)	(84,936)	5,196,134
Balance, shares at Sep. 30, 2022				744,495
Balance at Jun. 30, 2022				$ 7,445		38,581,465	(31,175,853)	(788,135)	(79,151)	6,545,771
Balance, shares at Jun. 30, 2022				744,495
Balance at Jun. 30, 2022				$ 148,899		38,440,011	(31,175,853)	(788,135)	(79,151)	6,545,771
Balance, shares at Jun. 30, 2022				14,889,904
Foreign currency translation loss										148,251
Net loss										(7,993,166)
Balance at Mar. 31, 2023		$ 25,395		$ 16,855	$ (14)	45,772,664	(39,148,652)	(639,884)	(99,518)	5,926,846
Balance, shares at Mar. 31, 2023		2,539,465		1,685,467	(1,386)
Balance at Sep. 30, 2022				$ 7,445		38,581,465	(32,384,146)	(923,694)	(84,936)	5,196,134
Balance, shares at Sep. 30, 2022				744,495
Foreign currency translation loss								361,597		361,597
Net loss							(420,600)		(6,471)	(427,071)
Issuance of Series C preferred stock and common stock for acquisition, net of issuance costs		$ 23,630		$ 1,482		4,699,158				4,724,270
Issuance of Series C preferred stock and common stock for acquisition, net of issuance costs, shares		2,363,003		148,155
Issuance of common stock at initial public offering		$ 1,765				160,695				162,460
Issuance of common stock at initial public offering, shares		176,462
Stock awards issued to employees				$ 250		259,750				260,000
Stock awards issued to employees, shares				25,000
Payment of tax withholding for employee stock awards					$ (14)	(14,393)				(14,407)
Payment of tax withholding for employee stock awards, shares					(1,386)
Balance at Dec. 31, 2022		$ 25,395		$ 9,177	$ (14)	43,686,675	(32,804,746)	(562,097)	(91,407)	10,262,983
Balance, shares at Dec. 31, 2022		2,539,465		917,650	(1,386)
Foreign currency translation loss								(77,787)		(77,787)
Net loss							(6,343,906)		(8,111)	(6,352,017)
Reverse stock split rounding adjustment				$ 112		(112)
Reverse stock split rounding adjustment, shares				11,250
Issuance of convertible preferred shares				$ 6,550		2,087,117				2,093,667
Issuance of convertible preferred shares, shares				654,990
Issuance of common stock upon cashless exercise of warrants				$ 1,016		(1,016)
Issuanceof common stock upon cashless exercise of warrants, shares				101,577
Balance at Mar. 31, 2023		$ 25,395		$ 16,855	$ (14)	$ 45,772,664	$ (39,148,652)	$ (639,884)	$ (99,518)	$ 5,926,846
Balance, shares at Mar. 31, 2023		2,539,465		1,685,467	(1,386)

[1]	Include adjustments for effect of reverse stock split